Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Business segment information
Net revenue:	¥ 5,991,300	¥ 4,808,300	¥ 4,750,200
Net interest income	3,684,254	3,088,197	2,624,923
Operating expenses	3,625,900	3,242,600	2,918,800
Operating profit (loss)	2,365,400	1,565,700	1,831,400
Fixed assets:	1,482,800	1,383,200	1,395,000
Increase in fixed assets	285,500	232,400	233,700
Depreciation	182,800	186,500	181,600
BK and TB
Business segment information
Net revenue:	3,145,400	2,152,800	2,566,000
Net interest income	1,913,900	1,756,900	1,616,900
Net fees	1,134,000	954,000	885,400
Other	97,500	(558,100)	63,700
Other than BK and TB
Business segment information
Net revenue:	2,845,900	2,655,500	2,184,200
Operating Segments | Customer business
Business segment information
Net revenue:	5,664,900	5,107,200	4,406,300
Operating expenses	3,143,600	2,860,100	2,520,400
Operating profit (loss)	2,521,300	2,247,100	1,885,900
Fixed assets:	899,100	813,100	778,400
Increase in fixed assets	209,500	167,300	176,200
Depreciation	150,100	143,200	136,500
Operating Segments | Customer business | BK and TB
Business segment information
Net revenue:	3,165,300	2,703,100	2,445,800
Net interest income	1,823,300	1,565,200	1,379,000
Net fees	1,173,200	993,500	918,600
Other	168,800	144,400	148,200
Operating Segments | Customer business | Other than BK and TB
Business segment information
Net revenue:	2,499,600	2,404,100	1,960,500
Operating Segments | Retail & Digital Business Group | Customer business
Business segment information
Net revenue:	1,064,600	941,700	842,600
Operating expenses	778,700	663,600	624,700
Operating profit (loss)	285,900	278,100	217,900
Fixed assets:	333,100	267,500	243,800
Increase in fixed assets	82,300	50,300	49,800
Depreciation	41,100	33,000	23,300
Operating Segments | Retail & Digital Business Group | Customer business | BK and TB
Business segment information
Net revenue:	458,000	390,200	319,400
Net interest income	365,400	307,400	248,100
Net fees	87,700	78,800	67,200
Other	4,900	4,000	4,100
Operating Segments | Retail & Digital Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	606,600	551,500	523,200
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer business
Business segment information
Net revenue:	866,900	727,200	626,800
Operating expenses	458,900	429,200	407,500
Operating profit (loss)	408,000	298,000	219,300
Fixed assets:	199,900	187,800	171,500
Increase in fixed assets	44,800	37,200	35,800
Depreciation	24,200	21,000	19,000
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer business | BK and TB
Business segment information
Net revenue:	619,500	499,700	420,300
Net interest income	366,200	268,000	199,500
Net fees	214,400	195,000	187,300
Other	38,900	36,700	33,500
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	247,400	227,500	206,500
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business
Business segment information
Net revenue:	1,125,900	1,024,700	974,700
Operating expenses	418,900	388,100	371,000
Operating profit (loss)	707,000	636,600	603,700
Fixed assets:	176,600	171,700	169,300
Increase in fixed assets	44,800	45,000	46,100
Depreciation	40,600	42,200	42,500
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	923,300	835,800	795,300
Net interest income	539,900	512,300	488,700
Net fees	307,400	253,700	234,100
Other	76,000	69,800	72,500
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	202,600	188,900	179,400
Operating Segments | Global Commercial Banking Business Group | Customer business
Business segment information
Net revenue:	904,200	969,300	684,800
Operating expenses	516,600	531,300	382,300
Operating profit (loss)	387,600	438,000	302,500
Fixed assets:	2,400	2,100	1,600
Increase in fixed assets	900	600	500
Depreciation	300	300	300
Operating Segments | Global Commercial Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	34,000	27,000	29,100
Net interest income	35,800	28,000	29,300
Net fees	(1,700)	(900)	(100)
Other	(100)	(100)	(100)
Operating Segments | Global Commercial Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	870,200	942,300	655,700
Operating Segments | Asset Management & Investor Services Business Group | Customer business
Business segment information
Net revenue:	621,800	534,200	432,300
Operating expenses	469,300	398,700	311,000
Operating profit (loss)	152,500	135,500	121,300
Fixed assets:	23,600	23,100	21,300
Increase in fixed assets	8,200	7,700	11,500
Depreciation	7,800	7,600	9,100
Operating Segments | Asset Management & Investor Services Business Group | Customer business | BK and TB
Business segment information
Net revenue:	159,700	139,300	118,600
Net interest income	38,700	25,800	14,700
Net fees	121,100	113,500	103,800
Other	(100)	0	100
Operating Segments | Asset Management & Investor Services Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	462,100	394,900	313,700
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business
Business segment information
Net revenue:	1,081,500	910,100	845,100
Operating expenses	501,200	449,200	423,900
Operating profit (loss)	580,300	460,900	421,200
Fixed assets:	163,500	160,900	170,900
Increase in fixed assets	28,500	26,500	32,500
Depreciation	36,100	39,100	42,300
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	970,800	811,100	763,100
Net interest income	477,300	423,700	398,700
Net fees	444,300	353,400	326,300
Other	49,200	34,000	38,100
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	110,700	99,000	82,000
Operating Segments | Global Markets Business Group
Business segment information
Net revenue:	306,900	(339,500)	302,400
Operating expenses	342,400	318,300	297,300
Operating profit (loss)	(35,500)	(657,800)	5,100
Fixed assets:	95,400	87,800	114,300
Increase in fixed assets	34,200	25,500	28,200
Depreciation	23,300	30,300	32,800
Operating Segments | Global Markets Business Group | BK and TB
Business segment information
Net revenue:	(18,700)	(622,300)	12,200
Net interest income	56,700	103,100	85,500
Net fees	(15,300)	(24,800)	(13,300)
Other	(60,100)	(700,600)	(60,000)
Operating Segments | Global Markets Business Group | Other than BK and TB
Business segment information
Net revenue:	325,600	282,800	290,200
Other
Business segment information
Net revenue:	19,500	40,600	41,500
Operating expenses	139,900	64,200	101,100
Operating profit (loss)	(120,400)	(23,600)	(59,600)
Fixed assets:	488,300	482,300	502,300
Increase in fixed assets	41,800	39,600	29,300
Depreciation	9,400	13,000	12,300
Other | Subsidiaries
Business segment information
Fixed assets:	1,890,500	1,732,500	1,505,400
Other | BK and TB
Business segment information
Net revenue:	(1,200)	72,000	108,000
Net interest income	33,900	88,600	152,400
Net fees	(23,900)	(14,700)	(19,900)
Other	(11,200)	(1,900)	(24,500)
Other | Other than BK and TB
Business segment information
Net revenue:	¥ 20,700	¥ (31,400)	¥ (66,500)